Average Annual Total Returns{- Fidelity Advisor® Dividend Growth Fund} - 11.30 Fidelity Advisor Dividend Growth Fund - AMCIZ PRO-15 - Fidelity Advisor® Dividend Growth Fund	Fidelity Advisor Dividend Growth Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Dividend Growth Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Dividend Growth Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Dividend Growth Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Dividend Growth Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Dividend Growth Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Dividend Growth Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Dividend Growth Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Dividend Growth Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Dividend Growth Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Dividend Growth Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Dividend Growth Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Dividend Growth Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Dividend Growth Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Dividend Growth Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Dividend Growth Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Dividend Growth Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Dividend Growth Fund - Class I Return Before Taxes Past 10 years	Fidelity Advisor Dividend Growth Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor Dividend Growth Fund-Class Z Return Before Taxes Past 5 years	Fidelity Advisor Dividend Growth Fund-Class Z Return Before Taxes Since Inception		Fidelity Advisor Dividend Growth Fund-Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXWJP Past 1 year	IXWJP Past 5 years	IXWJP Past 10 years
Total	20.31%	11.77%	12.39%	18.38%	9.44%	10.66%	12.68%	8.72%	9.78%	22.91%	12.03%	12.40%	25.70%	12.22%	12.38%	27.95%	13.37%	13.35%	28.17%	13.54%	11.57%	[1]	Aug. 13, 2013	28.71%	18.47%	16.55%	26.69%	16.78%	15.16%

[1]	(a)Since inception August 13, 2013.